RELATED PARTY TRANSACTIONS (Schedule of Compensation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,274,000	$ 800,000
Performance related bonus	584,000	213,000
Post-employment benefits	41,000	42,000
Share-based compensation benefits	626,000	542,000
Total compensation	$ 2,525,000	$ 1,597,000